Cash and Cash Equivalents - Cash and Cash Equivalents by Currencies (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 19,889	¥ 21,456	¥ 25,419	¥ 1,849
RMB [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	17,864	20,457
USD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	1,645	782
EURO [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	180	88
AUD [Member]
Disclosure of financial assets [line items]
Cash and cash equivalents	23	20
JPY [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	27	12
HKD [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	45	31
Others [member]
Disclosure of financial assets [line items]
Cash and cash equivalents	¥ 105	¥ 66